RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Due from iHeartCommunications
The Company records net amounts due from or to iHeartCommunications as “Due from/to iHeartCommunications” on the consolidated balance sheets, net of allowance for credit losses.  The accounts represent the revolving promissory note issued by CCOH to iHeartCommunications and the revolving promissory note issued by iHeartCommunications to CCOH in the face amount of $1.0 billion, or if more or less than such amount, the aggregate unpaid principal amount of all advances.  The accounts accrue interest pursuant to the terms of the promissory notes and are generally payable on demand or when they mature on May 15, 2019.
Included in the accounts are the net activities resulting from day-to-day cash management services provided by iHeartCommunications.  As a part of these services, the Company maintains collection bank accounts swept daily into accounts of iHeartCommunications (after satisfying the Company's controlled disbursement accounts and the funding requirements of the Trustee Accounts under the CCWH Senior Notes and the CCWH Subordinated Notes).  The Company’s claim in relation to cash transferred from its concentration account is on an unsecured basis and is limited to the balance of the “Due from iHeartCommunications” account.
As of December 31, 2017 and December 31, 2016, the asset recorded in “Due from iHeartCommunications” on the consolidated balance sheet was $212.0 million and $885.7 million, respectively.  On March 14, 2018, iHeartMedia, iHeartCommunications and certain of iHeartMedia's direct and indirect domestic subsidiaries, not including the Company or any of its subsidiaries (collectively, the "Debtors"), filed voluntary petitions for relief (the "iHeart Chapter 11 Cases") under Chapter 11 of the United States Bankruptcy Code, in the United States Bankruptcy Court for the Southern District of Texas, Houston Division (the "Bankruptcy Court"). As an unsecured creditor of iHeartCommunications, the Company does not expect that the Company will be able to recover all of the amounts owed under the Due from iHeartCommunications Note upon the implementation of any plan of reorganization that is ultimately accepted by the requisite creditors and approved by the Bankruptcy Court. As a result, the Company recognized a loss of $855.6 million on the Due from iHeartCommunications Note during the fourth quarter of 2017 to reflect the estimated recoverable amount of the note as of December 31, 2017, based on management's best estimate of the cash settlement amount. The loss recognized reduced the amount outstanding of $1,067.6 million to $212.0 million.
If the Company does not recognize the expected recovery under the Due from iHeartCommunications Note, or cannot obtain that amount on a timely basis, the Company could experience a liquidity shortfall. In addition, any repayments that the Company received on the Due from iHeartCommunications Note during the one-year preference period prior to the filing of the iHeart Chapter 11 Cases may potentially be avoidable as a preference and subject to recovery by the iHeartCommunications bankruptcy estate, which could further exacerbate any liquidity shortfall.
On November 29, 2017, the “Due from iHeartCommunications” note was amended to extend its maturity from December 15, 2017 to May 15, 2019. The note's interest rate was also amended and increased from 6.5% to 9.3%. Any balance above $1.0 billion continues to accrue interest capped at a rate of 20.0%, while the balance up to $1.0 billion will accrue interest at a rate of 9.3%. The net interest income recognized in the years ended December 31, 2017, 2016 and 2015 was $68.9 million, $50.3 million, and $61.4 million, respectively.
Other Related Party Transactions
The Company provides advertising space on its billboards for radio stations owned by iHeartCommunications.  For the years ended December 31, 2017, 2016 and 2015, the Company recorded $6.9 million, $3.5 million, and $2.7 million, respectively, in revenue for these advertisements. Some of these agreements are leasing transactions as they convey to iHeartMedia, Inc. the right to use the Company's advertising structures for a stated period of time.
Under the Corporate Services Agreement between iHeartCommunications and the Company, iHeartCommunications provides management services to the Company, which include, among other things: (i) treasury, payroll and other financial related services; (ii) certain executive officer services; (iii) human resources and employee benefits services; (iv) legal and related services; (v) information systems, network and related services; (vi) investment services; (vii) procurement and sourcing support services; and (viii) other general corporate services.  These services are charged to the Company based on actual direct costs incurred or allocated by iHeartCommunications based on headcount, revenue or other factors on a pro rata basis. For the years ended December 31, 2017, 2016 and 2015, the Company recorded $68.7 million, $36.0 million, and $30.1 million, respectively, as a component of corporate expenses for these services.
In February 2017, the Company and its indirect parent company, iHeartMedia, Inc., entered into an agreement related to the potential purchase at fair value of the Clear Channel registered trademarks and domain names. The agreements provide that CCOH will pay a license fee to iHeartMedia, Inc. in 2017 based on revenues of entities using the Clear Channel name, pursuant to the Amended and Restated License Agreement, dated November 10, 2005, by and between iHM Identity, Inc. and Outdoor Management Services, Inc. Included within the management services expense recognized in the year ended December 31, 2017 is an expense related to this license of $36.8 million.
Pursuant to the Tax Matters Agreement between iHeartCommunications and the Company, the operations of the Company are included in a consolidated federal income tax return filed by iHeartCommunications.  The Company’s provision for income taxes has been computed on the basis that the Company files separate consolidated federal income tax returns with its subsidiaries.  Tax payments are made to iHeartCommunications on the basis of the Company’s separate taxable income.  Tax benefits recognized on the Company’s employee stock option exercises are retained by the Company.
The Company computes its deferred income tax provision using the liability method in accordance with the provisions of ASC 740-10, as if the Company was a separate taxpayer.  Deferred tax assets and liabilities are determined based on differences between financial reporting basis and tax basis of assets and liabilities and are measured using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled.  Deferred tax assets are reduced by valuation allowances if the Company believes it is more likely than not some portion or all of the asset will not be realized.
Pursuant to the Employee Matters Agreement, the Company’s employees participate in iHeartCommunications’ employee benefit plans, including employee medical insurance and a 401(k) retirement benefit plan.  For the years ended December 31, 2017, 2016 and 2015, the Company recorded $9.5 million, $9.4 million and $10.7 million, respectively, as a component of selling, general and administrative expenses for these services.
Stock Purchases
On August 9, 2010, iHeartCommunications announced that its board of directors approved a stock purchase program under which iHeartCommunications or its subsidiaries may purchase up to an aggregate of $100 million of the Company’s Class A common stock and/or the Class A common stock of iHeartMedia, Inc. (“iHeartMedia”). The stock purchase program did not have a fixed expiration date and could be modified, suspended or terminated at any time at iHeartCommunications’ discretion. As of December 31, 2014, an aggregate $34.2 million was available under this program.  In January 2015, CC Finco, LLC (“CC Finco”), an indirect wholly-owned subsidiary of iHeartCommunications, purchased an additional 2,000,000 shares of the Company’s Class A common stock for $20.4 million.  On April 2, 2015, CC Finco purchased an additional 2,172,946 shares of the Company’s Class A common stock for $22.2 million, increasing iHeartCommunications’ collective holdings to represent approximately 90% of the outstanding shares of the Company’s common stock on a fully-diluted basis, assuming the conversion of all of the Company’s Class B common stock into Class A common stock. As a result of this purchase, the stock purchase program concluded. The purchase of shares in excess of the amount available under the stock purchase program was separately approved by the iHeartCommunications’ board of directors.
Dividends
On February 23, 2017, the Company paid a special cash dividend to our stockholders of $282.5 million, using proceeds from the sales of certain non-strategic U.S. markets and of our business in Australia. iHeartCommunications received 89.9%, or approximately $254.0 million, with the remaining 10.1%, or approximately $28.5 million, paid to our public stockholders. The payment of these special dividends reduces the amount of cash available to us for future working capital, capital expenditure, debt service and other funding requirements.
On October 5, 2017, the Company paid a special cash dividend to Class A and Class B stockholders of record at the closing of business on October 2, 2017, in an aggregate amount equal to $25.0 million. On October 31, 2017, the board of directors of the Company paid a special cash dividend to Class A and Class B stockholders of record at the closing of business on October 26, 2017, in an aggregate amount equal to $25.0 million.
On January 24, 2018, the Company paid a special cash dividend to Class A and Class B stockholders of record at the closing of business on January 19, 2018, in an aggregate amount equal to $30.0 million.